Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 2,958,248		$ 2,925,151	$ 2,888,607
Cost of revenues	2,133,151		2,100,304	2,072,742
Gross profit	825,097		824,847	815,865
Operating Expenses [Abstract]
Research and development, net	228,011		220,482	233,387
Marketing and selling, net	216,537		235,466	241,911
General and administrative, net	139,634		129,507	137,517
Other Operating Income	(5,951)		0	0
Total operating expenses	578,231		585,455	612,815
Operating income	246,866		239,392	203,050
Financial expenses, net	(47,498)		(37,310)	(26,086)
Other income, net	120		937	78
Income before income taxes	199,488		203,019	177,042
Income taxes	25,624		25,313	17,099
Net income after taxes	173,864		177,706	159,943
Equity in net earnings of affiliated companies and partnerships	5,549		13,032	11,160
Income from continuing operations	179,413		190,738	171,103
Income (loss) from discontinued operations, net	0		681	(616)
Net income	179,413		191,419	170,487
Less: net income attributable to non-controlling interests	(8,433)		(8,002)	(2,608)
Net income attributable to Elbit Systems Ltd.’s shareholders	$ 170,980		$ 183,417	$ 167,879
Basic net earnings (losses) per share:
Continuing operations (in dollars per share)	$ 4.01		$ 4.34	$ 3.99
Discontinued operations (in dollars per share)	$ 0.00		$ 0.01	$ (0.01)
Total (in dollars per share)	$ 4.01		$ 4.35	$ 3.98
Diluted net earnings (losses) per share:
Continuing operations (in dollars per share)	$ 4.01		$ 4.33	$ 3.98
Discontinued operations (in dollars per share)	$ 0.00		$ 0.01	$ (0.01)
Total (in dollars per share)	$ 4.01		$ 4.34	$ 3.97
Weighted average number of shares used in computation of basic earnings per share (in shares)	42,654	[1]	42,139	42,190	[1]
Weighted average number of shares used in computation of diluted earnings per share (in shares)	42,677	[1]	42,295	42,277	[1]

[1]	In thousands